Document and Entity Information	Jun. 19, 2020
Prospectus:
Document Type	497
Document Period End Date	Jun. 19, 2020
Entity Registrant Name	VIRTUS ASSET TRUST
Entity Central Index Key	0001018593
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 19, 2020
Document Effective Date	Jun. 19, 2020
Prospectus Date	Apr. 28, 2020
Virtus Ceredex Large-Cap Value Equity Fund | Class R6
Prospectus:
Trading Symbol	STVZX
Virtus Ceredex Large-Cap Value Equity Fund | Class I
Prospectus:
Trading Symbol	STVTX
Virtus Ceredex Large-Cap Value Equity Fund | Class C
Prospectus:
Trading Symbol	SVIFX
Virtus Ceredex Large-Cap Value Equity Fund | Class A
Prospectus:
Trading Symbol	SVIIX
Virtus Ceredex Mid-Cap Value Equity Fund | Class R6
Prospectus:
Trading Symbol	SMVZX
Virtus Ceredex Mid-Cap Value Equity Fund | Class I
Prospectus:
Trading Symbol	SMVTX
Virtus Ceredex Mid-Cap Value Equity Fund | Class C
Prospectus:
Trading Symbol	SMVFX
Virtus Ceredex Mid-Cap Value Equity Fund | Class A
Prospectus:
Trading Symbol	SAMVX
Virtus Ceredex Small-Cap Value Equity Fund | Class R6
Prospectus:
Trading Symbol	VVERX
Virtus Ceredex Small-Cap Value Equity Fund | Class I
Prospectus:
Trading Symbol	SCETX
Virtus Ceredex Small-Cap Value Equity Fund | Class C
Prospectus:
Trading Symbol	STCEX
Virtus Ceredex Small-Cap Value Equity Fund | Class A
Prospectus:
Trading Symbol	SASVX
Virtus Silvant Small-Cap Growth Stock Fund | Class I
Prospectus:
Trading Symbol	SSCTX
Virtus Silvant Small-Cap Growth Stock Fund | Class A
Prospectus:
Trading Symbol	SCGIX